Remaining performance obligations (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 6,696
2026
Disclosure of performance obligations [line items]
Remaining performance obligations	3,410
2027
Disclosure of performance obligations [line items]
Remaining performance obligations	1,706
2028
Disclosure of performance obligations [line items]
Remaining performance obligations	564
2029
Disclosure of performance obligations [line items]
Remaining performance obligations	313
2030
Disclosure of performance obligations [line items]
Remaining performance obligations	206
Thereafter
Disclosure of performance obligations [line items]
Remaining performance obligations	497
Bell CTS | Canadian
Disclosure of performance obligations [line items]
Remaining performance obligations	6,670
Bell CTS | Foreign
Disclosure of performance obligations [line items]
Remaining performance obligations	26
Bell CTS | 2026 | Canadian
Disclosure of performance obligations [line items]
Remaining performance obligations	3,397
Bell CTS | 2026 | Foreign
Disclosure of performance obligations [line items]
Remaining performance obligations	13
Bell CTS | 2027 | Canadian
Disclosure of performance obligations [line items]
Remaining performance obligations	1,703
Bell CTS | 2027 | Foreign
Disclosure of performance obligations [line items]
Remaining performance obligations	3
Bell CTS | 2028 | Canadian
Disclosure of performance obligations [line items]
Remaining performance obligations	561
Bell CTS | 2028 | Foreign
Disclosure of performance obligations [line items]
Remaining performance obligations	3
Bell CTS | 2029 | Canadian
Disclosure of performance obligations [line items]
Remaining performance obligations	310
Bell CTS | 2029 | Foreign
Disclosure of performance obligations [line items]
Remaining performance obligations	3
Bell CTS | 2030 | Canadian
Disclosure of performance obligations [line items]
Remaining performance obligations	205
Bell CTS | 2030 | Foreign
Disclosure of performance obligations [line items]
Remaining performance obligations	1
Bell CTS | Thereafter | Canadian
Disclosure of performance obligations [line items]
Remaining performance obligations	494
Bell CTS | Thereafter | Foreign
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 3